Via EDGAR Transmission

April 19, 2006

Securities and Exchange Commission

100 F Street, N.E.

Division of Investment Management

Washington, D.C. 20549

Re:	NML Variable Annuity Account C (“Registrant”)

Initial Registration Statement (Form N-4)

- Under the Securities Act of 1933 (SEC File No. 333-            )

Dear Commissioners:

On behalf of the above-named Registrant, we are filing herewith one electronically formatted copy of the above-captioned initial registration statement (“Registration Statement”). To facilitate the Commission staff’s review of the Registration Statement, the following additional information is provided:

1.	Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new individual flexible payment deferred variable annuity contract (the “Contract”) to be issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), the depositor of the Registrant. The Contract will be offered in non-tax qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, (the principal underwriter and depositor of the contract) or certain other eligible persons. Accumulation value may be invested on a variable basis and annuity benefits may be paid on either a variable or fixed basis.

2.	Registrant currently offers an unallocated group combination annuity contract to provide retirement annuity benefits for self-employed persons and qualified corporate retirement plans and their eligible employees, which is registered under the Securities Act of 1933 (SEC File No. 2-89905-01).

3.	On April 7, 2006, Registrant filed a Notification of Registration pursuant to Section 8(a) of the Investment Company Act of 1940 (the “1940 Act”), and on or before May 1, 2006, it will amend its registration (SEC File No. 2-89905-01) to register as an investment company.

Securities and Exchange Commission

Via EDGAR Transmission

April 19, 2006

4.	As soon as practicable prior to the effective date of the enclosed Registration Statement, Registrant expects to amend the Registration Statement to reflect its registration as an investment company under the 1940 Act and to include the following information:

(a)	Example information for the Fee and Expense Tables;

(b)	Year-end audited financial statements of the Registrant and Northwestern Mutual;

(c)	Representations by Northwestern Mutual relating to Contract fees and expenses pursuant to Section 26(f) of the 1940 Act;

(d)	Any exhibits required by Form N-4 that have not been filed;

(e)	A statement by or on behalf of the Registrant and its principal underwriter relating to their obligations under the 1933 Act required by Rule 461; and

(f)	Any disclosure changes made in response to Commission staff comments.

We appreciate the Commission staff’s efforts in processing the Registration Statement on a timely basis. A delaying amendment has been included on the facing page of the Registration Statement pursuant to Rule 473 under the 1933 Act. At the appropriate time, the undersigned will orally request acceleration of the effectiveness of the Registration Statement on behalf of the Registrant pursuant to Rule 461 under the 1933 Act.

Please direct any question or comment to the undersigned (414-665-2052) or to John E. Dunn, Esquire (414-665-5443).

Very Truly Yours,

/s/ Michael J. Mazza
Michael J. Mazza
Counsel

cc:	John E. Dunn, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company